RESEARCH AND DEVELOPMENT TAX CREDITS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT TAX CREDITS

18.	RESEARCH AND DEVELOPMENT TAX CREDITS

The Company qualifies as a small business under Internal Revenue Code Section 41(h) and has elected to apply a portion of its federal research and development (R&D) credit against the employer portion of Social Security payroll taxes, in accordance with IRS Form 6765.

As of September 30, 2025, the Company had $226,011 of unused payroll tax credits. These credits are being applied as an offset to the Company’s payroll tax liability and are recognized as a reduction of payroll tax expense in the period the benefit is realized.

15. RESEARCH AND DEVELOPMENT CREDITS

Under the Internal Revenue Service (IRS) Form 6765, the Company is eligible to claim a credit related to research and development expenses. The research credit is generally allowed for expenses paid or incurred for qualified research. Qualified research means research for which expenses may be treated as section 174 expenses. This research must be undertaken for discovering information that is technological in nature, and its application must be intended for use in developing a new or improved business component of the taxpayer. The payroll tax credit election is an annual election made by a qualified small business specifying the amount of research credit, not to exceed $250,000, that may be used against the employer portion of social security liability. The credit is the smallest of

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

15.	RESEARCH AND DEVELOPMENT CREDITS (Continued)

the current year’s research credit, an elected amount not to exceed $250,000, or the general business credit carryforward for the tax year. As of December 31, 2024, the Company continues to earn tax credits under this program to be used against future employment tax obligations.